Risk Management - Price Risk (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Confidence level for calculation of value at risk	99.00%
Observation period for calculation of value at risk	1 year
Adverse impact period for calculation of earnings at risk	12 months
Fluctuation rate for liquid FX rates	8.00%
Fluctuation rate for illiquid FX rates	30.00%
Portion of tier 1 and tier 2 capital from risk weighted assets	10.00%
Regulatory market risk measurement for trading portfolio as percentage of tier 1 and tier 2 capital limit	100.00%
Total Assets	$ 37,507,941	$ 40,707,996
Total Liabilities	32,315,688	35,927,110
Derivative instruments under hedge-accounting treatment
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	1,513,050	1,744,185
Other liabilities
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	117,290	160,725
Instrument sold under repurchase agreements and security lending
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	6,963
Inter-banking loans
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	1,496,612	1,549,514
Savings accounts and time deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	10,851,767	10,942,193
Long-term debt
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	8,707,933	10,135,540
Current accounts and other demand deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	9,622,073	11,382,462
Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	4,615,607	6,668,843
Total Liabilities	15,194,511
Up to 1 month | Derivative instruments under hedge-accounting treatment
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	115	156
Up to 1 month | Other liabilities
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	92,896	142,010
Up to 1 month | Instrument sold under repurchase agreements and security lending
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	6,963
Up to 1 month | Inter-banking loans
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	97,661	60,331
Up to 1 month | Savings accounts and time deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	5,273,096	6,421,107
Up to 1 month | Long-term debt
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	101,707	178,310
Up to 1 month | Current accounts and other demand deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	9,622,073	11,382,462
Over 3 years and up to 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	4,210,281
Total Liabilities	2,122,715
Over 3 years and up to 5 years | Derivative instruments under hedge-accounting treatment
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	222,201	317,886
Over 3 years and up to 5 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	366	167
Over 3 years and up to 5 years | Savings accounts and time deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	619	491
Over 3 years and up to 5 years | Long-term debt
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	1,899,529	2,081,579
Over 3 months and up to 12 months [Member]
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	6,579,800	7,474,874
Total Liabilities	5,071,785
Over 3 months and up to 12 months [Member] | Derivative instruments under hedge-accounting treatment
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	243,151	23,300
Over 3 months and up to 12 months [Member] | Other liabilities
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	4,857	17,529
Over 3 months and up to 12 months [Member] | Inter-banking loans
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	946,950	934,144
Over 3 months and up to 12 months [Member] | Savings accounts and time deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	3,152,103	2,250,153
Over 3 months and up to 12 months [Member] | Long-term debt
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	724,724	576,309
Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	8,749,175	7,352,945
Total Liabilities	2,173,298
Over 1 year and up to 3 years | Derivative instruments under hedge-accounting treatment
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	187,522	251,136
Over 1 year and up to 3 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	18,406	727
Over 1 year and up to 3 years | Inter-banking loans
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	183,206
Over 1 year and up to 3 years | Savings accounts and time deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	373,398	284,073
Over 1 year and up to 3 years | Long-term debt
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	1,410,766	2,091,841
Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	2,684,606	2,900,585
Total Liabilities	2,662,936
Over 1 month and up to 3 months | Derivative instruments under hedge-accounting treatment
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	144,525	33,740
Over 1 month and up to 3 months | Other liabilities
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	730	292
Over 1 month and up to 3 months | Inter-banking loans
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	268,795	348,228
Over 1 month and up to 3 months | Savings accounts and time deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	1,981,221	1,985,948
Over 1 month and up to 3 months | Long-term debt
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	267,665	190,329
Over 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	10,668,472	11,956,483
Total Liabilities	5,090,443
Over 5 years | Derivative instruments under hedge-accounting treatment
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	715,536	1,117,967
Over 5 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	35
Over 5 years | Savings accounts and time deposits
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	71,330	421
Over 5 years | Long-term debt
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Liabilities	4,303,542	5,017,172
Over 3 years and up to 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets		4,354,266
Total Liabilities
FVOCI
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	1,044,570
FVOCI | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	48,469
FVOCI | Over 3 years and up to 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	58,093
FVOCI | Over 3 months and up to 12 months [Member]
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	408,390
FVOCI | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	146,136
FVOCI | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	153,479
FVOCI | Over 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	230,003
Transactions In Course Of Collection [Member]
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	151,701	230,605
Transactions In Course Of Collection [Member] | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	151,701	230,605
Investment under resale agreements [Member]
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	3,161	45,056
Investment under resale agreements [Member] | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	3,161	45,056
Loans to customers
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	32,447,692	33,881,275
Loans to customers | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	2,305,334	3,179,665
Loans to customers | Over 3 years and up to 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	3,923,096	3,980,097
Loans to customers | Over 3 months and up to 12 months [Member]
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	5,784,455	6,473,441
Loans to customers | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	8,402,372	6,979,231
Loans to customers | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	2,311,297	2,524,282
Loans to customers | Over 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	9,721,138	10,744,559
Inter-banking loans
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	1,499,974	1,142,468
Inter-banking loans | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	1,262,749	876,508
Inter-banking loans | Over 3 months and up to 12 months [Member]
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	133,689	167,287
Inter-banking loans | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	24,337
Inter-banking loans | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	79,199	98,673
Derivative instruments under hedge-accounting treatment
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	1,516,670	1,742,158
Derivative instruments under hedge-accounting treatment | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	20	774
Derivative instruments under hedge-accounting treatment | Over 3 years and up to 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	229,092	348,950
Derivative instruments under hedge-accounting treatment | Over 3 months and up to 12 months [Member]
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	253,266	28,302
Derivative instruments under hedge-accounting treatment | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	176,330	257,909
Derivative instruments under hedge-accounting treatment | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	36,304	140,631
Derivative instruments under hedge-accounting treatment | Over 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	717,331	1,069,919
Cash and due from banks
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	844,173	2,310,055
Cash and due from banks | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets	$ 844,173	2,310,055
FVOCI
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets		1,356,379
FVOCI | Up to 1 month
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets		26,180
FVOCI | Over 3 years and up to 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets		25,219
FVOCI | Over 3 months and up to 12 months [Member]
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets		805,844
FVOCI | Over 1 year and up to 3 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets		115,805
FVOCI | Over 1 month and up to 3 months
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets		241,326
FVOCI | Over 5 years
Disclosure of maturity analysis for financial assets held for managing price risk [line items]
Total Assets		$ 142,005